UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

Australia — 6.6%
AGL Energy, Ltd.	19,720	$324,716
Amcor, Ltd.	86,114	884,379
APA Group	9,919	66,985
Australia and New Zealand Banking Group, Ltd.	10,697	353,506
BHP Billiton, Ltd.	2,241	75,340
CFS Retail Property Trust Group	29,212	66,566
Coca-Cola Amatil, Ltd.	14,713	231,135
Commonwealth Bank of Australia	10,107	770,364
Computershare, Ltd.	6,596	67,949
Crown, Ltd.	5,308	71,026
CSL, Ltd.	5,507	359,898
Federation Centres	22,983	61,953
GPT Group	20,014	85,151
Harvey Norman Holdings, Ltd.	44,634	138,954
James Hardie Industries SE CDI	5,348	56,331
National Australia Bank, Ltd.	10,650	375,816
Orica, Ltd.	15,853	375,927
Origin Energy, Ltd.	22,838	292,381
Rio Tinto, Ltd.	4,314	251,065
Tabcorp Holdings, Ltd.	17,246	61,734
Tatts Group, Ltd.	20,688	70,157
Telstra Corp., Ltd.	142,874	737,909
Transurban Group	63,537	449,481
Wesfarmers, Ltd.	3,101	139,509
Wesfarmers, Ltd., PPS	1,356	61,220
Westpac Banking Corp.	10,973	384,933
Woodside Petroleum, Ltd.	4,035	157,420
Woolworths, Ltd.	9,368	353,822

		$7,325,627

Austria — 1.1%
Immofinanz AG(1)	18,470	$75,522
OMV AG	14,433	677,985
Raiffeisen Bank International AG	5,737	202,516
Verbund AG	5,540	121,284
Vienna Insurance Group	893	47,288
Voestalpine AG	2,321	72,777

		$1,197,372

Belgium — 3.4%
Anheuser-Busch InBev NV	13,982	$1,343,258
Belgacom SA	13,840	318,638
Colruyt SA	7,459	376,730
Groupe Bruxelles Lambert SA	7,005	542,177

Security	Shares	Value

Belgium (continued)
Mobistar SA	3,317	$79,084
Solvay SA	2,273	333,022
Telenet Group Holding NV	4,146	222,970
UCB SA	5,498	324,483
Umicore SA	5,226	242,205

		$3,782,567

Denmark — 3.9%
A.P. Moller – Maersk A/S, Class A	21	$143,736
A.P. Moller – Maersk A/S, Class B	30	213,630
Carlsberg A/S, Class B	712	66,193
Coloplast A/S, Class B	14,477	787,806
Danske Bank A/S(1)	3,080	58,325
DSV A/S	13,873	349,441
Novo Nordisk A/S, Class B	8,373	1,473,855
Novozymes A/S, Class B	20,149	697,380
TDC A/S	14,081	114,268
Tryg A/S	2,912	252,393
William Demant Holding A/S(1)	1,810	144,926

		$4,301,953

Finland — 2.7%
Elisa Oyj	13,791	$261,587
Fortum Oyj	8,270	153,719
Kesko Oyj, Class B	2,175	65,303
Kone Oyj, Class B	11,111	982,085
Metso Oyj	1,267	52,204
Nokia Oyj	63,604	213,689
Nokian Renkaat Oyj	1,317	57,210
Orion Oyj, Class B	7,962	228,810
Pohjola Bank PLC, Class A	4,737	80,639
Sampo Oyj	12,347	494,064
Stora Enso Oyj	18,840	131,390
Wartsila Oyj	6,606	324,841

		$3,045,541

France — 6.0%
ADP	2,966	$268,456
Air Liquide SA	8,165	1,034,474
Alcatel-Lucent(1)	51,381	70,765
Carrefour SA	5,846	173,621
Christian Dior SA	516	90,063
Compagnie Generale des Etablissements Michelin, Class B	289	24,438
Dassault Systemes SA	3,888	474,636

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
EDF SA	2,363	$52,902
Essilor International SA	3,907	440,211
Eutelsat Communications SA	7,473	270,021
GDF Suez	14,024	300,679
Iliad SA	316	72,311
Imerys SA	879	57,874
L’Oreal SA	1,941	346,451
Lagardere SCA	1,362	50,623
LVMH Moet Hennessy Louis Vuitton SA	5,113	886,004
Neopost SA	618	40,737
Pernod-Ricard SA	4,601	569,927
PPR SA	430	94,716
Safran SA	4,673	229,705
Sanofi	4,274	462,086
SES SA	950	29,629
Societe BIC SA	1,535	163,694
Sodexo	2,236	186,996
Suez Environnement Co. SA	3,678	52,784
Total SA	4,137	208,244
Unibail-Rodamco SE	268	70,059

		$6,722,106

Germany — 6.4%
Adidas AG	2,106	$220,219
Bayerische Motoren Werke AG	6,733	622,601
Beiersdorf AG	4,742	429,541
Continental AG	655	77,911
Deutsche Lufthansa AG	6,591	131,968
Deutsche Post AG	13,649	324,449
Deutsche Telekom AG	13,301	157,539
Fraport AG	937	56,062
Fresenius Medical Care AG & Co. KGaA	705	48,571
Hannover Rueckversicherung AG	1,152	97,466
Henkel AG & Co. KGaA	7,652	599,791
Linde AG	8,483	1,606,201
Porsche Automobil Holding SE, PFC Shares	819	64,312
SAP AG	22,726	1,811,761
Siemens AG	5,077	530,481
United Internet AG	11,282	309,772

		$7,088,645

Greece — 0.1%
OPAP SA	15,114	$148,987

		$148,987

Security	Shares	Value

Hong Kong — 5.0%
ASM Pacific Technology, Ltd.	5,100	$52,629
Bank of East Asia, Ltd.	62,800	259,157
BOC Hong Kong (Holdings), Ltd.	116,500	400,728
Cathay Pacific Airways, Ltd.	120,000	211,514
Cheung Kong Infrastructure Holdings, Ltd.	50,000	363,110
CLP Holdings, Ltd.	47,000	414,559
Hang Lung Group, Ltd.	8,000	47,226
Hang Seng Bank, Ltd.	54,700	916,955
Hong Kong & China Gas Co., Ltd.	229,400	692,461
Hopewell Holdings, Ltd.	51,500	198,678
Link REIT (The)	147,500	832,342
MTR Corp., Ltd.	75,000	309,588
PCCW, Ltd.	129,000	65,398
Power Assets Holdings, Ltd.	69,000	674,738
Wing Hang Bank, Ltd.	15,000	157,981

		$5,597,064

Ireland — 1.2%
CRH PLC	17,461	$375,998
Elan Corp. PLC(1)	13,802	159,760
Kerry Group PLC, Class A	13,626	804,492

		$1,340,250

Israel — 2.2%
Bank Hapoalim B.M.(1)	37,785	$175,767
Bank Leumi Le-Israel B.M.(1)	89,574	318,383
Bezeq Israeli Telecommunication Corp., Ltd.	144,376	209,708
Delek Group, Ltd.	342	90,169
Elbit Systems, Ltd.	1,744	72,797
Israel Chemicals, Ltd.	10,350	123,336
Israel Corp., Ltd.	213	137,160
Israel Discount Bank, Ltd., Series A(1)	36,415	61,221
Mellanox Technologies, Ltd.(1)	2,363	123,791
Mizrahi Tefahot Bank, Ltd.(1)	15,499	158,562
NICE Systems, Ltd.(1)	6,472	229,569
Teva Pharmaceutical Industries, Ltd. ADR	19,736	755,691

		$2,456,154

Italy — 4.1%
Atlantia SpA	14,359	$256,718
Autogrill SpA	7,979	103,327
Enel Green Power SpA	133,159	284,057
Enel SpA	33,088	127,964
ENI SpA	74,373	1,775,016
Finmeccanica SpA(1)	10,656	55,508

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Italy (continued)
Luxottica Group SpA	11,854	$613,969
Snam Rete Gas SpA	128,366	631,704
Telecom Italia SpA, PFC Shares	124,288	86,320
Tenaris SA	5,930	132,206
Terna Rete Elettrica Nazionale SpA	113,704	532,207

		$4,598,996

Japan — 12.8%
ABC-Mart, Inc.	2,400	$89,905
Air Water, Inc.	4,000	64,769
All Nippon Airways Co., Ltd.	96,000	209,091
Aozora Bank, Ltd.	17,000	53,263
Bank of Kyoto, Ltd. (The)	17,000	178,860
Bank of Yokohama, Ltd. (The)	63,000	383,277
Benesse Holdings, Inc.	1,600	70,912
Bridgestone Corp.	1,000	37,743
Canon, Inc.	700	25,175
Chiba Bank, Ltd. (The)	34,000	263,998
Chugai Pharmaceutical Co., Ltd.	13,200	328,645
Chugoku Bank, Ltd. (The)	19,000	331,283
Daihatsu Motor Co., Ltd.	18,000	357,061
Dainippon Sumitomo Pharma Co., Ltd.	4,500	82,653
Electric Power Development Co., Ltd.	1,800	51,408
Gunma Bank, Ltd. (The)	39,000	248,109
Hachijuni Bank, Ltd. (The)	30,000	204,251
Hamamatsu Photonics K.K.	9,200	379,313
Hiroshima Bank, Ltd. (The)	36,000	189,777
Hoya Corp.	2,400	48,087
Isetan Mitsukoshi Holdings, Ltd.	5,100	81,283
ITOCHU Techno-Solutions Corp.	1,600	76,140
Iyo Bank, Ltd. (The)	18,000	188,525
Japan Airlines Co., Ltd.	5,500	279,295
Japan Real Estate Investment Corp.	12	161,201
Joyo Bank, Ltd. (The)	12,000	73,764
Kamigumi Co., Ltd.	19,000	178,158
Kansai Paint Co., Ltd.	18,000	230,973
Keikyu Corp.	8,000	88,531
Keio Corp.	39,000	335,471
Keyence Corp.	2,500	793,365
Kintetsu Corp.	24,000	121,397
Kyowa Hakko Kirin Co., Ltd.	17,000	208,666
Lawson, Inc.	700	55,114
McDonald’s Holdings Co. (Japan), Ltd.	7,500	218,760
Miraca Holdings, Inc.	1,300	64,827
Mitsubishi Logistics Corp.	4,000	71,508

Security	Shares	Value

Japan (continued)
Mitsubishi Tanabe Pharma Corp.	9,700	$147,550
Mizuho Financial Group, Inc.	34,800	76,576
NGK Spark Plug Co., Ltd.	9,000	151,729
Nishi-Nippon City Bank, Ltd. (The)	47,000	156,792
Nitori Holdings Co., Ltd.	2,200	165,974
NTT DoCoMo, Inc.	702	1,162,440
Odakyu Electric Railway Co., Ltd.	39,000	469,677
Ono Pharmaceutical Co., Ltd.	5,300	349,550
Oracle Corp. Japan	2,800	119,955
Oriental Land Co., Ltd.	3,100	501,178
Osaka Gas Co., Ltd.	15,000	65,010
Rakuten, Inc.	39,900	425,588
Rinnai Corp.	3,100	246,499
Sankyo Co., Ltd.	1,400	63,808
Santen Pharmaceutical Co., Ltd.	4,700	235,916
Seven Bank, Ltd.	23,200	82,381
Shimamura Co., Ltd.	2,100	265,402
Shizuoka Bank, Ltd. (The)	42,000	514,096
Sumitomo Rubber Industries, Ltd.	4,200	77,553
Suruga Bank, Ltd.	14,000	247,690
Suzuken Co., Ltd.	5,000	194,702
Sysmex Corp.	1,700	109,634
Takashimaya Co., Ltd.	4,000	47,281
Takeda Pharmaceutical Co., Ltd.	900	49,412
Toho Gas Co., Ltd.	33,000	196,757
Tokyo Gas Co., Ltd.	30,000	171,244
TonenGeneral Sekiyu K.K.	29,000	293,057
Tsumura & Co.	3,200	104,562
Unicharm Corp.	6,700	433,231
USS Co., Ltd.	1,940	248,872
Yahoo! Japan Corp.	63	31,657
Yamato Holdings Co., Ltd.	3,200	61,728
Yokogawa Electric Corp.	5,100	51,862

		$14,343,921

Netherlands — 4.4%
Akzo Nobel NV	9,706	$585,373
ASML Holding NV	15,529	1,155,558
European Aeronautic Defence and Space Co. NV	6,800	359,255
Gemalto NV	562	45,939
Heineken Holding NV	3,202	192,943
Heineken NV	7,054	499,245
Koninklijke Ahold NV	48,859	771,836
Koninklijke DSM NV	10,172	655,644
Koninklijke Vopak NV	3,869	214,256

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Netherlands (continued)
QIAGEN NV(1)	13,623	$270,039
Reed Elsevier NV	12,954	210,254

		$4,960,342

New Zealand — 0.7%
Auckland International Airport, Ltd.	100,898	$268,200
Contact Energy, Ltd.(1)	23,324	105,558
Fletcher Building, Ltd.	23,996	182,045
SKYCITY Entertainment Group, Ltd.	17,644	67,491
Telecom Corporation of New Zealand, Ltd.	52,744	117,778

		$741,072

Norway — 2.7%
Aker Solutions ASA	14,269	$199,707
Gjensidige Forsikring ASA	6,519	105,131
Norsk Hydro ASA	82,178	387,026
Orkla ASA	20,563	185,423
Seadrill, Ltd.	8,024	309,194
Statoil ASA	33,207	812,953
Telenor ASA	42,114	949,036
Yara International ASA	1,858	87,278

		$3,035,748

Portugal — 0.7%
EDP-Energias de Portugal SA	87,007	$299,043
Galp Energia SGPS SA, Class B	7,743	124,095
Jeronimo Martins SGPS SA	9,657	230,341
Portugal Telecom SGPS SA	20,164	105,212

		$758,691

Singapore — 4.9%
Ascendas Real Estate Investment Trust	144,000	$322,422
ComfortDelGro Corp., Ltd.	45,000	72,606
DBS Group Holdings, Ltd.	94,300	1,286,372
Oversea-Chinese Banking Corp., Ltd.	108,000	953,422
Singapore Airlines, Ltd.	47,000	424,414
Singapore Press Holdings, Ltd.	116,000	420,390
Singapore Technologies Engineering, Ltd.	52,000	186,110
Singapore Telecommunications, Ltd.	244,000	779,410
StarHub, Ltd.	44,000	169,202
United Overseas Bank, Ltd.	33,000	573,451
UOL Group, Ltd.	51,000	296,112

		$5,483,911

Security	Shares	Value

Spain — 4.6%
Abertis Infraestructuras SA	14,497	$270,505
Acerinox SA	12,749	137,570
ACS Actividades de Construccion y Servicios SA	5,068	130,162
Amadeus IT Holding SA, Class A	12,461	367,681
CaixaBank SA	50,803	187,847
Distribuidora Internacional de Alimentacion SA	10,918	84,630
Enagas	17,193	457,868
Ferrovial SA	28,385	469,557
Grifols SA(1)	6,311	253,325
Iberdrola SA	26,296	141,382
Indra Sistemas SA	7,412	99,725
Industria de Diseno Textil SA	6,591	884,548
International Consolidated Airlines Group SA(1)	17,117	72,104
Red Electrica Corp. SA	5,529	293,917
Repsol SA	16,922	396,729
Telefonica SA	43,216	632,782
Zardoya Otis SA	16,076	224,603

		$5,104,935

Sweden — 4.7%
Atlas Copco AB, Class A	1,766	$46,697
Atlas Copco AB, Class B	1,799	42,923
Boliden AB	4,765	76,097
Elekta AB, Class B	3,831	58,742
Getinge AB, Class B	1,621	48,878
Hennes & Mauritz AB, Class B	17,167	609,663
Holmen AB, Class B	6,671	186,987
Investor AB, Class B	12,457	369,435
Lundin Petroleum AB(1)	2,108	50,687
Millicom International Cellular SA SDR	2,789	229,072
Nordea Bank AB	68,825	828,173
Scania AB, Class B	5,767	123,335
Skandinaviska Enskilda Banken AB, Class A	37,554	386,331
Skanska AB, Class B	17,255	294,366
SKF AB, Class B	2,244	52,385
Svenska Cellulosa AB, Class B	5,146	134,047
Swedbank AB, Class A	15,001	369,379
Tele2 AB, Class B	17,326	297,299
Telefonaktiebolaget LM Ericsson, Class B	11,670	145,133
TeliaSonera AB	135,801	936,994

		$5,286,623

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland — 7.1%
Actelion, Ltd.(1)	5,582	$341,776
Adecco SA	5,678	303,709
Baloise Holding AG	1,801	185,638
Coca-Cola HBC AG(1)	8,092	212,428
Geberit AG	236	57,674
Givaudan SA(1)	157	202,189
Lonza Group AG(1)	774	53,934
Nestle SA	28,438	2,027,983
Novartis AG	13,636	1,009,440
Roche Holding AG PC	4,191	1,049,177
Schindler Holding AG	2,426	355,316
Schindler Holding AG PC	17	2,551
Sonova Holding AG(1)	2,191	238,683
Sulzer AG	795	135,858
Swatch Group, Ltd. (The), Bearer Shares	638	366,034
Swiss Reinsurance Co., Ltd.	7,899	628,615
Swisscom AG	1,047	493,158
Zurich Insurance Group AG(1)	830	231,936

		$7,896,099

United Kingdom — 13.6%
Aberdeen Asset Management PLC	14,295	$99,783
Associated British Foods PLC	7,299	219,567
AstraZeneca PLC	21,712	1,127,308
BAE Systems PLC	12,401	72,430
Barclays PLC	113,451	506,272
BHP Billiton PLC	13,281	373,631
BP PLC	115,420	836,350
Bunzl PLC	2,862	56,932
Burberry Group PLC	18,459	384,008
Centrica PLC	149,088	859,902
Compass Group PLC	23,593	310,721
Croda International PLC	1,406	54,201
Diageo PLC	25,653	783,380
Experian PLC	7,587	133,491
GlaxoSmithKline PLC	7,574	195,420
Kingfisher PLC	10,578	51,543
Marks & Spencer Group PLC	23,568	150,016
National Grid PLC	20,279	258,501
Next PLC	9,933	673,323
Prudential PLC	4,045	69,552
Randgold Resources, Ltd.	3,118	252,255
Reed Elsevier PLC	11,369	132,919
Resolution, Ltd.	13,759	56,503
Rexam PLC	28,542	229,177
Rolls-Royce Holdings PLC(1)	21,194	372,575

Security	Shares	Value

United Kingdom (continued)
Rolls-Royce Holdings PLC, PFC Shares(1)	2,522,086	$3,918
Royal Dutch Shell PLC, Class A	71,005	2,417,385
Sage Group PLC (The)	79,778	418,565
Schroders PLC	1,488	54,042
Serco Group PLC	28,822	277,371
Severn Trent PLC	1,894	53,678
Shire PLC	13,376	416,956
SSE PLC	2,331	56,438
Subsea 7 SA	10,099	218,020
Tesco PLC	91,836	522,361
Tullow Oil PLC	15,734	245,257
Unilever PLC	15,225	659,649
United Utilities Group PLC	4,978	57,347
Vodafone Group PLC	256,506	782,675
Whitbread PLC	5,656	224,844
WM Morrison Supermarkets PLC	116,780	529,974

		$15,198,240

Total Common Stocks (identified cost $93,464,577)		$110,414,844

Short-Term Investments — 0.1%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$174	$173,582

Total Short-Term Investments (identified cost $173,582)		$173,582

Total Investments — 99.0% (identified cost $93,638,159)		$110,588,426

Other Assets, Less Liabilities — 1.0%		$1,075,337

Net Assets — 100.0%		$111,663,763

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
PPS	–	Partially Protected Shares
SDR	–	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.7%	$38,748,432
British Pound Sterling	13.6	15,192,648
Japanese Yen	12.8	14,343,921
Swiss Franc	6.9	7,683,671
Australian Dollar	6.6	7,325,627
Hong Kong Dollar	5.0	5,597,064
Singapore Dollar	4.9	5,483,911
Swedish Krona	4.7	5,286,623
Danish Krone	3.9	4,301,953
Norwegian Krone	2.9	3,253,768
Israeli Shekel	1.5	1,700,463
United States Dollar	0.8	929,273
New Zealand Dollar	0.7	741,072

Total Investments	99.0%	$110,588,426

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	16.3%	$18,211,319
Consumer Staples	11.7	13,103,145
Industrials	10.9	12,163,195
Health Care	10.9	12,125,892
Consumer Discretionary	10.4	11,641,169
Materials	9.1	10,160,074
Energy	8.3	9,236,855
Telecommunication Services	7.9	8,757,820
Utilities	7.0	7,861,922
Information Technology	6.4	7,153,453
Short-Term Investments	0.1	173,582

Total Investments	99.0%	$110,588,426

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $93,464,577)	$110,414,844
Affiliated investment, at value (identified cost, $173,582)	173,582
Foreign currency, at value (identified cost, $102,076)	102,669
Dividends receivable	372,191
Interest receivable from affiliated investment	17
Receivable for investments sold	156,592
Tax reclaims receivable	727,438
Total assets	$111,947,333

Liabilities
Payable for investments purchased	$160,571
Payable to affiliates:
Investment adviser fee	67,014
Trustees’ fees	371
Accrued expenses	55,614
Total liabilities	$283,570
Net Assets applicable to investors’ interest in Portfolio	$111,663,763

Sources of Net Assets
Investors’ capital	$94,654,570
Net unrealized appreciation	17,009,193
Total	$111,663,763

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends (net of foreign taxes, $106,999)	$1,779,911
Interest allocated from affiliated investment	221
Expenses allocated from affiliated investment	(21)
Total investment income	$1,780,111

Expenses
Investment adviser fee	$397,269
Trustees’ fees and expenses	2,280
Custodian fee	64,260
Legal and accounting services	46,327
Miscellaneous	2,266
Total expenses	$512,402

Net investment income	$1,267,709

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$200,065
Investment transactions allocated from affiliated investment	9
Foreign currency transactions	(12,079)
Net realized gain	$187,995
Change in unrealized appreciation (depreciation) —
Investments	$12,672,670
Foreign currency	6,419
Net change in unrealized appreciation (depreciation)	$12,679,089

Net realized and unrealized gain	$12,867,084

Net increase in net assets from operations	$14,134,793

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$1,267,709	$2,679,955
Net realized gain from investment and foreign currency transactions	187,995	2,592,699
Net change in unrealized appreciation (depreciation) from investments and foreign currency	12,679,089	4,557,510
Net increase in net assets from operations	$14,134,793	$9,830,164
Capital transactions —
Contributions	$2,338,592	$1,889,335
Withdrawals	(8,100,859)	(17,282,938)
Net decrease in net assets from capital transactions	$(5,762,267)	$(15,393,603)

Net increase (decrease) in net assets	$8,372,526	$(5,563,439)

Net Assets
At beginning of period	$103,291,237	$108,854,676
At end of period	$111,663,763	$103,291,237

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009		2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.97	%(2)	1.03%	1.13%	1.13%	1.12	%(3)	1.09%
Net investment income	2.39	%(2)	2.60%	1.67%	1.30%	2.30%		2.08%
Portfolio Turnover	10	%(4)	117%	41%	72%	57%		34%

Total Return	14.06	%(4)	10.24%	(9.16)%	5.48%	16.92%		(48.82)%

Net assets, end of period (000’s omitted)	$111,664		$103,291	$108,855	$174,638	$193,608		$226,980

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser.

(4)	Not annualized.

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Parametric Tax-Managed International Equity Fund (formerly, Eaton Vance Tax-Managed International Equity Fund) and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 39.9% and 60.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

26

Tax-Managed International Equity Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million or over, the annual fee is reduced. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $397,269 or 0.75% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $10,927,072 and $15,599,229, respectively, for the six months ended April 30, 2013.

27

Tax-Managed International Equity Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$94,084,476

Gross unrealized appreciation	$17,753,009
Gross unrealized depreciation	(1,249,059)

Net unrealized appreciation	$16,503,950

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

Tax-Managed International Equity Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$33,491,595		$—	$33,491,595
Developed Europe	282,487	74,184,608		—	74,467,095
Developed Middle East	755,691	1,700,463		—	2,456,154

Total Common Stocks	$1,038,178	$109,376,666	*	$—	$110,414,844
Short-Term Investments	$—	$173,582		$—	$173,582

Total Investments	$1,038,178	$109,550,248		$—	$110,588,426

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

29

Parametric Tax-Managed International Equity Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

30

Parametric Tax-Managed International Equity Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Parametric Tax-Managed International Equity Fund (formerly Eaton Vance Tax-Managed International Equity Fund) (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

31

Parametric Tax-Managed International Equity Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. In considering the Fund’s longer-term performance record, the Board noted that the Fund’s performance had improved relative to its peers in recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-adviser, the Board concluded that the management fees to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

32

Parametric Tax-Managed International Equity Fund

April 30, 2013

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

038-6/13	IGSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: June 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 11, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: June 11, 2013